Stock-Based Compensation - Compensation Expense for Stock-Based Awards Granted to Employees and Nonemployees (Detail) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 1,392,000	$ 465,000	$ 2,570,000	$ 1,484,000	$ 354,000
Cost of revenue
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	41,000	5,000	32,000	11,000	8,000
Technology and development
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	411,000	192,000	930,000	482,000	176,000
Sales and marketing
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	337,000	55,000	398,000	183,000	97,000
General and administrative
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Total stock-based compensation expense	$ 603,000	$ 213,000	$ 1,210,000	$ 808,000	$ 73,000